Revenues from contracts with customers	3 Months Ended
Mar. 31, 2022
Revenues from contracts with customers
Revenues from contracts with customers

4 Revenues from contracts with customers

in EUR k	For the three months ended March 31, 2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,047	7,092	10,139
Sales of goods	188	—	188
Total Revenues from contracts with external customers	3,235	7,092	10,327

Recognized over time	3,047	7,092	10,139
Recognized at a point in time	188	—	188
Total Revenues from contracts with external customers	3,235	7,092	10,327

Geographical information
Europe	18	1,421	1,439
—Germany*	—	78	78
—Netherlands**	—	7	7
Middle East	58	4,033	4,091
—Saudi Arabia#	—	2,421	2,421
North America	3,145	625	3,770
—United States#	3,145	604	3,749
Latin America	14	715	729
Asia Pacific	—	298	298
Total Revenues from contracts with external customers	3,235	7,092	10,327

in EUR k	For the three months ended March 31, 2021
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,393	6,383	9,776
Sales of goods	205	—	205
Total Revenues from contracts with external customers	3,598	6,383	9,981

Recognized over time	3,393	6,383	9,776
Recognized at a point in time	205	—	205
Total Revenues from contracts with external customers	3,598	6,383	9,981

Geographical information
Europe	149	1,214	1,363
—Germany*	—	53	53
—Netherlands**	—	2	2
Middle East	29	4,135	4,164
—Saudi Arabia#	—	2,683	2,683
North America	3,405	464	3,869
—United States#	3,405	403	3,808
Latin America	15	410	425
Asia Pacific	—	160	160
Total Revenues from contracts with external customers	3,598	6,383	9,981

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended March 31, 2022 and 2021, respectively.

The Group collaborated with the majority of our existing pharmaceutical partners on a worldwide basis in 2022 and 2021. In addition, in cases where pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, the Group allocates the revenues of the pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in the diagnostics segment is based on the location of each customer.

Pharmaceutical segment

During the three months ended March 31, 2022, revenues from one pharmaceutical partner represented 19.0% of the Group's total revenues (the three months ended March 31, 2021: 30.5%).